Earnings / (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings / (Loss) per Share [Abstract]
Computation for Basic and Diluted Earnings (Losses) per Share
The following table sets forth the computation for basic and diluted earnings (losses) per share:

	2023		2022		2021
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss) from continuing operations	$69,413	$69,413	$36,300	$36,300	$(10,106)	$(10,106)
less income allocated to participating securities	(2)	(2)	(6)	(2)	-	-
less deemed dividends on Series B preferred stock upon exchange of common stock	-	-	(9,271)	(9,271)	-	-
less deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party	-	-	(6,944)	-	-	-
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(9,809)	-	(5,930)	(5,930)	-	-
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	(789)	(789)	(1,116)	(1,116)	-	-
less dividends on preferred stock	(1,889)	(40)	(1,030)	(493)	-	-
less changes in value of warrants’ liability	-	(561)	-	-	-	-
Net income / (loss) attributable to common stockholders from continuing operations	56,924	68,021	12,003	19,488	(10,106)	(10,106)

Net income from discontinued operations	-	-	-	-	400	400

Total net income /(loss) attributable to common stockholders	56,924	68,021	12,003	19,488	(9,706)	(9,706)

Weighted average number of common shares, basic	10,491,316	10,491,316	1,850,072	1,850,072	335,086	335,086
Effect of dilutive shares	-	25,048,355	-	4,597,638	-	-
Weighted average number of common shares, diluted	10,491,316	35,539,671	1,850,072	6,447,710	335,086	335,086

Earnings / (Loss) per common share, continuing operations	$5.43	$1.91	$6.49	$3.02	$(30.16)	$(30.16)

Earnings per common share, discontinued operations	$-	$-	$-	$-	$1.19	$1.19

Earnings / (Loss) per common share, total	$5.43	$1.91	$6.49	$3.02	$(28.97)	$(28.97)